Document and Entity Information	Jun. 26, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001764974
Document Type	8-K/A
Document Period End Date	Jun. 26, 2025
Entity Registrant Name	Turnstone Biologics Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41747
Entity Tax Identification Number	82-2909368
Entity Address, Address Line One	9310 Athena Circle
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(347)
Local Phone Number	897-5988
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, ($0.001 par value)
Trading Symbol	TSBX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Turnstone Biologics Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K (the “Amendment”) originally filed with the Securities and Exchange Commission (the “SEC”) on June 27, 2025 (the “Original Form 8-K”), solely to refile a corrected Exhibit 2.1 (Agreement and Plan of Merger, dated June 26, 2025 (the “Merger Agreement”)) to the Original Form 8-K. The copy of the Merger Agreement filed as Exhibit 2.1 to the Original Form 8-K inadvertently omitted the form of CVR Agreement and the form of Support Agreement (each as defined in the Merger Agreement) as Exhibit C and Exhibit D to the Merger Agreement, respectively. The corrected version of the Merger Agreement is filed as Exhibit 2.1 hereto and supersedes and replaces in its entirety Exhibit 2.1 to the Original Form 8-K. Except as stated in this Explanatory Note, this Amendment does not otherwise change or update the disclosure set forth in the Original Form 8-K.